DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS
 DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Key decision makers of the partnership are all employees of the ultimate parent company or its subsidiaries, which provides management services under the master services agreement with Brookfield.
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of sales and compensation. The following table lists direct operating costs for the three and six months ended June 30, 2019, and June 30, 2018 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Cost of sales	$8,720	$7,739	$16,036	$14,915
Compensation	1,036	449	1,892	903
Property taxes, sales taxes and other	20	12	41	31
Total	$9,776	$8,200	$17,969	$15,849

Inventories recognized as expenses during the three and six month period ended June 30, 2019 amounted to $6,146 million and $10,751 million (June 30, 2018: $5,160 million and $9,801 million).